Cover	Apr. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	001-36333
Entity Registrant Name	BIO-PATH HOLDINGS, INC.
Entity Central Index Key	0001133818
Entity Tax Identification Number	87-0652870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4710 Bellaire Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bellaire
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77401
City Area Code	832
Local Phone Number	742-1357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BPTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false